Shareholder Report, Holdings (Details)	Nov. 30, 2025
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Small Cap Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Small Cap Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Small Cap Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Small Cap Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Small Cap Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Small Cap Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Small Cap Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Small Cap Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Small Cap Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Small Cap Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Small Cap Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Small Cap Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Small Cap Fund - Class Z | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Small Cap Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Small Cap Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Small Cap Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Small Cap Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Small Cap Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Small Cap Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Small Cap Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Small Cap Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Small Cap Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Small Cap Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Small Cap Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Small Cap Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Small Cap Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Small Cap Fund - Class M | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Small Cap Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Small Cap Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Small Cap Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Small Cap Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Small Cap Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Small Cap Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Small Cap Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Small Cap Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Small Cap Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Small Cap Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Small Cap Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Small Cap Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Small Cap Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Small Cap Fund - Class I | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Small Cap Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Small Cap Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Small Cap Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Small Cap Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Small Cap Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Small Cap Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Small Cap Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Small Cap Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Small Cap Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Small Cap Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Small Cap Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Small Cap Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Small Cap Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Small Cap Fund - Class C | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Small Cap Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Small Cap Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Small Cap Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Small Cap Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Small Cap Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Small Cap Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Small Cap Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Small Cap Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Small Cap Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Small Cap Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Advisor Small Cap Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Small Cap Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Small Cap Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Small Cap Fund - Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Small Cap Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Series Growth Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Series Growth Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Series Growth Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Series Growth Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Series Growth Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Series Growth Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Series Growth Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Series Growth Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Series Growth Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Series Growth Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Series Growth Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Series Growth Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Series Growth Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Series Growth Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Series Growth Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Series Growth Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Series Growth Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Series Growth Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Series Growth Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Series Growth Opportunities Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Series Growth Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Advisor Series Growth Opportunities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Series Growth Opportunities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Series Growth Opportunities Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Series Growth Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Series Growth Opportunities Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Series Growth Opportunities Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Series Growth Opportunities Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Series Growth Opportunities Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Series Growth Opportunities Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Series Growth Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Series Growth Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Series Growth Opportunities Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Series Growth Opportunities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Series Growth Opportunities Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Series Growth Opportunities Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Series Equity Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Series Equity Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Series Equity Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Series Equity Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Series Equity Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Series Equity Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Series Equity Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Series Equity Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Series Equity Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Series Equity Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Series Equity Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Series Equity Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Advisor Series Equity Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Series Equity Growth Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Series Equity Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Series Equity Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Series Equity Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Series Equity Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Series Equity Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Series Equity Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Series Equity Growth Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Series Equity Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Advisor Series Equity Growth Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Series Equity Growth Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Series Equity Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Series Equity Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Series Equity Growth Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Series Equity Growth Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Series Equity Growth Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Series Equity Growth Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Series Equity Growth Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Series Equity Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Series Equity Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Series Equity Growth Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Series Equity Growth Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Series Equity Growth Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Growth Opportunities Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Growth Opportunities Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Growth Opportunities Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Growth Opportunities Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Opportunities Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Growth Opportunities Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Opportunities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Growth Opportunities Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class Z | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Opportunities Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth Opportunities Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Growth Opportunities Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Opportunities Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Opportunities Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Opportunities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Growth Opportunities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth Opportunities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Growth Opportunities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth Opportunities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Growth Opportunities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth Opportunities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Growth Opportunities Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Growth Opportunities Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Growth Opportunities Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Growth Opportunities Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Opportunities Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Growth Opportunities Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Opportunities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Growth Opportunities Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class M | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Opportunities Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth Opportunities Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Growth Opportunities Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Opportunities Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Opportunities Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Opportunities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Growth Opportunities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth Opportunities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Growth Opportunities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth Opportunities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Growth Opportunities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth Opportunities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Growth Opportunities Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Growth Opportunities Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Growth Opportunities Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Growth Opportunities Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Opportunities Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Growth Opportunities Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Opportunities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Growth Opportunities Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Opportunities Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth Opportunities Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Growth Opportunities Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Opportunities Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Opportunities Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Opportunities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Growth Opportunities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth Opportunities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Growth Opportunities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth Opportunities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Growth Opportunities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth Opportunities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Growth Opportunities Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Growth Opportunities Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Growth Opportunities Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Growth Opportunities Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Opportunities Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Growth Opportunities Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Opportunities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Growth Opportunities Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Opportunities Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth Opportunities Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Growth Opportunities Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Opportunities Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Opportunities Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Opportunities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Growth Opportunities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth Opportunities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Growth Opportunities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth Opportunities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Growth Opportunities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth Opportunities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Opportunities Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Growth Opportunities Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Advisor Growth Opportunities Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Growth Opportunities Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Growth Opportunities Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Growth Opportunities Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Opportunities Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Growth Opportunities Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Opportunities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Growth Opportunities Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Opportunities Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Opportunities Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Opportunities Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth Opportunities Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth Opportunities Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Opportunities Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Advisor Growth Opportunities Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Growth Opportunities Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Opportunities Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Opportunities Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Opportunities Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Equity Growth Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Equity Growth Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Equity Growth Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Equity Growth Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Equity Growth Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Growth Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Equity Growth Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Equity Growth Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Growth Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Growth Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Equity Growth Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Fidelity Advisor Equity Growth Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Equity Growth Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Equity Growth Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Equity Growth Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Growth Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Growth Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity Growth Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Equity Growth Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Equity Growth Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Equity Growth Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity Growth Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Growth Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity Growth Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Growth Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Growth Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Equity Growth Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Equity Growth Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Growth Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Growth Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Equity Growth Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Equity Growth Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Equity Growth Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Equity Growth Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Equity Growth Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Equity Growth Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Growth Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Equity Growth Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Equity Growth Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Growth Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Growth Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Equity Growth Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Fidelity Advisor Equity Growth Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Equity Growth Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Equity Growth Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Equity Growth Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Growth Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Growth Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity Growth Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Equity Growth Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Equity Growth Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Equity Growth Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity Growth Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Growth Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity Growth Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Growth Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Growth Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Equity Growth Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Equity Growth Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Growth Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Growth Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Equity Growth Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Equity Growth Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Equity Growth Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Equity Growth Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Equity Growth Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Equity Growth Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Growth Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Equity Growth Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Equity Growth Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Growth Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Growth Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Equity Growth Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Fidelity Advisor Equity Growth Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Equity Growth Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Equity Growth Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Equity Growth Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Growth Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Growth Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity Growth Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Equity Growth Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Equity Growth Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Equity Growth Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity Growth Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Growth Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity Growth Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Growth Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Growth Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Equity Growth Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Equity Growth Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Growth Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Growth Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Equity Growth Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Equity Growth Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Equity Growth Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Equity Growth Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Equity Growth Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Equity Growth Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Growth Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Equity Growth Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Equity Growth Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Growth Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Growth Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Equity Growth Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Fidelity Advisor Equity Growth Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Equity Growth Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Equity Growth Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Equity Growth Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Growth Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Growth Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity Growth Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Equity Growth Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Equity Growth Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Equity Growth Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity Growth Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Growth Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity Growth Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Growth Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Growth Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Equity Growth Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Equity Growth Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Growth Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Growth Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Equity Growth Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Equity Growth Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Equity Growth Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Equity Growth Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Equity Growth Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Equity Growth Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Growth Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Equity Growth Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Equity Growth Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Growth Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Growth Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Equity Growth Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Fidelity Advisor Equity Growth Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Equity Growth Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Equity Growth Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Equity Growth Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Growth Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Growth Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity Growth Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Equity Growth Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Equity Growth Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Equity Growth Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity Growth Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Growth Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity Growth Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Growth Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Growth Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Equity Growth Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Equity Growth Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Growth Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Growth Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Equity Growth Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Equity Growth Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Equity Growth Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Real Estate High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Real Estate High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Real Estate High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Real Estate High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Real Estate High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Real Estate High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Real Estate High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Real Estate High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Real Estate High Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Real Estate High Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Real Estate High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Real Estate High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Real Estate High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Real Estate High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Real Estate High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Real Estate High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Fidelity Real Estate High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Real Estate High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Real Estate High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Real Estate High Income Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Real Estate High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Real Estate High Income Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Real Estate High Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Real Estate High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Real Estate High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Real Estate High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Value Strategies Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Value Strategies Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Value Strategies Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Value Strategies Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Value Strategies Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Value Strategies Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Strategies Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Strategies Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Strategies Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Strategies Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Strategies Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Value Strategies Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Value Strategies Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Value Strategies Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Value Strategies Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Value Strategies Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Value Strategies Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Value Strategies Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Value Strategies Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Value Strategies Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Value Strategies Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Value Strategies Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Value Strategies Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Strategies Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Value Strategies Fund | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Strategies Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Strategies Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Strategies Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Value Strategies Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Value Strategies Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Strategies Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Value Strategies Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Strategies Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Strategies Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Value Strategies Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Strategies Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Value Strategies Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Value Strategies Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Strategies Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Value Strategies Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Value Strategies Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Strategies Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Value Strategies Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Value Strategies Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Value Strategies Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Value Strategies Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Value Strategies Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Value Strategies Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Value Strategies Fund - Class M | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Strategies Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Value Strategies Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Value Strategies Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Value Strategies Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Value Strategies Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Value Strategies Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Value Strategies Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Value Strategies Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Value Strategies Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Value Strategies Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Strategies Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Strategies Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Strategies Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Strategies Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Strategies Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Value Strategies Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Value Strategies Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Value Strategies Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Value Strategies Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Value Strategies Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Value Strategies Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Value Strategies Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Value Strategies Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Value Strategies Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Value Strategies Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Value Strategies Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Value Strategies Fund - Class K | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Strategies Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Value Strategies Fund - Class K | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Strategies Fund - Class K | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Strategies Fund - Class K | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Strategies Fund - Class K | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Value Strategies Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Value Strategies Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Strategies Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Value Strategies Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Strategies Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Strategies Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Value Strategies Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Strategies Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Value Strategies Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Value Strategies Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Strategies Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Value Strategies Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Value Strategies Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Strategies Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Value Strategies Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Value Strategies Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Value Strategies Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Value Strategies Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Value Strategies Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Value Strategies Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Value Strategies Fund - Class I | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Strategies Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Value Strategies Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Value Strategies Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Value Strategies Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Strategies Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Value Strategies Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Strategies Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Strategies Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Value Strategies Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Strategies Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Value Strategies Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Value Strategies Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Strategies Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Value Strategies Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Value Strategies Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Strategies Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Value Strategies Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Value Strategies Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Value Strategies Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Value Strategies Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Value Strategies Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Value Strategies Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Value Strategies Fund - Class C | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Strategies Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Value Strategies Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Value Strategies Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Value Strategies Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Strategies Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Value Strategies Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Strategies Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Strategies Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Strategies Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Value Strategies Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Strategies Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Strategies Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Value Strategies Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Value Strategies Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Strategies Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Value Strategies Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Value Strategies Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Strategies Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Value Strategies Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Value Strategies Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Value Strategies Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Value Strategies Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Value Strategies Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Value Strategies Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Value Strategies Fund - Class A | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Strategies Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Strategies Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Value Strategies Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Value Strategies Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Value Strategies Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Mid Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Stock Selector Mid Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector Mid Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stock Selector Mid Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stock Selector Mid Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Stock Selector Mid Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector Mid Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector Mid Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Mid Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Mid Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Mid Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Stock Selector Mid Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Stock Selector Mid Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Stock Selector Mid Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Stock Selector Mid Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Stock Selector Mid Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Stock Selector Mid Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Stock Selector Mid Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Stock Selector Mid Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector Mid Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Stock Selector Mid Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Stock Selector Mid Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Stock Selector Mid Cap Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Mid Cap Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Mid Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Stock Selector Mid Cap Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Stock Selector Mid Cap Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Stock Selector Mid Cap Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector Mid Cap Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector Mid Cap Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector Mid Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Mid Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Stock Selector Mid Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%